16 COMMITMENT: Schedule of Future remaining minimum lease payments (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Future remaining minimum lease payments
2018	$ 135,289
2019	24,865
$ 160,153